EQ ADVISORS TRUSTSM – TACTICAL MANAGER PORTFOLIOS

SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013 of EQ Advisors Trust (“Trust”) regarding the Tactical Manager Portfolios. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the Trust’s Tactical Manager Portfolios.

Information Regarding

AXA Tactical Manager 500 Portfolio

ATM Large Cap Portfolio

AXA Tactical Manager 400 Portfolio

ATM Mid Cap Portfolio

AXA Tactical Manager 2000 Portfolio

ATM Small Cap Portfolio

AXA Tactical Manager International Portfolio

ATM International Portfolio

With respect to each of the Portfolios listed above, the table in the section of the Prospectus entitled: “Who Manages the Portfolio – Adviser: BlackRock Investment management, LLC. (“BlackRock”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio
Christopher Bliss	Managing Director and Portfolio Manager of BlackRock	May 2011
Greg Savage	Managing Director and Portfolio Manager of BlackRock	May 2012
Alan Mason	Managing Director and Portfolio Manager of BlackRock	March 2014

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The second and third paragraphs in the section of the Prospectus entitled: “Management of the Trust – the Advisers – BlackRock Investment Management, LLC” are deleted in their entirety and replaced with the following information:

Alan Mason, Christopher Bliss, and Greg Savage are jointly and primarily responsible for the day-to-day management of a portion of each of the AXA Tactical Manager Portfolios.

Alan Mason, Managing Director of BlackRock, Inc. since 2009, is head of the Americas Beta Strategies Portfolio Management team, which combines BlackRock’s index equity and index asset allocation functions.

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